UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09145

Investment Company Act File Number

Eaton Vance New York Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New York Municipal Income Trust

August 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 161.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 6.0%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$1,730	$1,952,737
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	2,535	2,782,315

		$4,735,052

Cogeneration — 1.2%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$990	$990,089

		$990,089

Education — 27.7%
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/31	$310	$339,590
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/34	1,490	1,646,614
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/39	325	359,161
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	510	570,613
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38	1,000	1,096,580
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	725	829,741
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34	510	576,453
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,000	2,257,400
New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	220	246,514
New York Dormitory Authority, (Fordham University), 5.50%, 7/1/36	1,000	1,178,210
New York Dormitory Authority, (Rochester Institute of Technology), Prerefunded to 7/1/18, 6.00%, 7/1/33	2,250	2,571,300
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	2,500	2,796,000
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/27	325	371,117
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/29	400	465,604
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,695	1,839,533
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	2,000	2,271,520
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	280	298,164
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	735	788,655
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	1,205	1,363,927

		$21,866,696

Electric Utilities — 6.7%
Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$1,420	$1,637,601
Suffolk County Industrial Development Agency, (KeySpan-Port Jefferson Energy Center, LLC), (AMT), 5.25%, 6/1/27	1,645	1,666,451
Utility Debt Securitization Authority, 5.00%, 12/15/33	1,735	2,008,592

		$5,312,644

Escrowed/Prerefunded — 5.3%
New York City, Prerefunded to 10/15/18, 6.25%, 10/15/28	$955	$1,114,428
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), Prerefunded to 11/1/16, 5.00%, 11/1/34	845	891,052
New York Dormitory Authority, (NYU Hospitals Center), Prerefunded to 7/1/17, 5.00%, 7/1/36	750	809,573
New York Dormitory Authority, (NYU Hospitals Center), Prerefunded to 7/1/17, 5.625%, 7/1/37	1,250	1,363,500

		$4,178,553

Security	Principal Amount (000’s omitted)	Value
General Obligations — 5.8%
New York, 5.00%, 2/15/34(1)	$4,000	$4,568,120
New York City, 6.25%, 10/15/28	45	52,226

		$4,620,346

Health Care - Miscellaneous — 0.2%
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class H, 7.50%, 9/1/15	$50	$50,000
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class I, 7.50%, 9/1/15	85	85,000

		$135,000

Hospital — 17.8%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	$130	$149,245
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	960	1,084,829
Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	760	761,550
Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/25	2,490	2,498,541
Nassau County Local Economic Assistance Corp., (South Nassau Communities Hospital), 5.00%, 7/1/37	1,000	1,078,120
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	1,000	1,129,650
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/32	1,000	1,095,550
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/36	525	580,797
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	415	457,222
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	835	914,183
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.75%, 12/1/19	840	842,008
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), 4.50%, 7/1/32	395	398,448
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), 5.00%, 7/1/42	1,000	1,033,230
Saratoga County Industrial Development Agency, (Saratoga Hospital), 5.25%, 12/1/32	650	691,347
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	1,250	1,375,800

		$14,090,520

Housing — 13.5%
New York City Housing Development Corp., MFMR, (AMT), 5.05%, 11/1/39	$1,500	$1,502,115
New York City Housing Development Corp., MFMR, (AMT), 5.20%, 11/1/40	2,620	2,662,653
New York Housing Finance Agency, 5.25%, 11/1/41	1,000	1,041,840
New York Housing Finance Agency, (FNMA), (AMT), 5.40%, 11/15/42	2,625	2,692,909
New York Mortgage Agency, (AMT), 4.875%, 10/1/30	1,500	1,554,345
New York Mortgage Agency, (AMT), 4.90%, 10/1/37	1,140	1,179,946

		$10,633,808

Industrial Development Revenue — 6.0%
Essex County Industrial Development Agency, (International Paper Company), (AMT), 6.625%, 9/1/32	$1,000	$1,115,130
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	1,000	997,970
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	980	1,149,471
Niagara Area Development Corp., (Covanta Energy), (AMT), 5.25%, 11/1/42(2)	1,350	1,360,611
Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	100	101,546

		$4,724,728

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 7.0%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$1,250	$1,456,062
New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38(1)	1,500	1,635,255
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/33	5,365	2,436,193

		$5,527,510

Insured-Electric Utilities — 2.0%
Long Island Power Authority, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$1,365	$1,563,812

		$1,563,812

Insured-General Obligations — 2.3%
Oyster Bay, (AGM), 4.00%, 8/1/28	$1,680	$1,789,687

		$1,789,687

Insured-Other Revenue — 4.3%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$2,645	$1,472,418
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32	3,625	1,899,609

		$3,372,027

Insured-Special Tax Revenue — 0.5%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$2,475	$392,040

		$392,040

Insured-Water and Sewer — 1.3%
Nassau County Industrial Development Agency, (New York Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$1,000	$1,008,870

		$1,008,870

Other Revenue — 9.1%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31(3)	$3,120	$1,525,306
Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	380	436,365
New York City Cultural Resources Trust, (Museum of Modern Art), 5.00%, 4/1/31	625	688,525
New York City Transitional Finance Authority, (Building Aid), 5.50%, 7/15/31	1,000	1,117,400
New York Liberty Development Corp., (3 World Trade Center), 5.00%, 11/15/44(2)	1,300	1,306,578
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 3/15/44	2,000	2,161,820

		$7,235,994

Senior Living/Life Care — 6.7%
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/29(4)	$625	$675,006
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/30(4)	750	804,900
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	280	296,943
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	120	125,718
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	905	986,975
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	230	232,231
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	230	230,727
Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	1,830	1,947,010

		$5,299,510

Special Tax Revenue — 21.0%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/34	$1,500	$1,696,305
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(5)	2,100	2,476,110
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,000	1,150,940
New York Dormitory Authority, Personal Income Tax Revenue, (University & College Improvements), 5.25%, 3/15/38	1,000	1,121,420
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	2,380	2,722,315
New York Thruway Authority, Fuel Tax Revenue, 5.00%, 4/1/30(1)	6,000	6,844,560
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	545	614,973

		$16,626,623

Security	Principal Amount (000’s omitted)	Value
Transportation — 10.8%
Metropolitan Transportation Authority, 5.00%, 11/15/37	$790	$844,779
Metropolitan Transportation Authority, 5.00%, 11/15/38	1,500	1,661,415
New York Thruway Authority, 5.00%, 1/1/37	700	784,679
New York Thruway Authority, 5.00%, 1/1/42	1,000	1,096,100
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	990	1,083,872
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	2,740	3,064,580

		$8,535,425

Water and Sewer — 6.2%
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/34	$585	$306,271
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(5)	3,105	3,481,357
Saratoga County Water Authority, 5.00%, 9/1/48	1,000	1,093,450

		$4,881,078

Total Tax-Exempt Investments — 161.4% (identified cost $115,609,574)		$127,520,012

Miscellaneous — 0.9%

Security	Units	Value
Real Estate — 0.9%
CMS Liquidating Trust(2)(6)	257	$723,528

Total Miscellaneous — 0.9% (identified cost $822,400)		$723,528

Total Investments — 162.3% (identified cost $116,431,974)		$128,243,540

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (42.7)%		$(33,725,732)

Other Assets, Less Liabilities — (19.6)%		$(15,511,142)

Net Assets Applicable to Common Shares — 100.0%		$79,006,666

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FNMA	-	Federal National Mortgage Association

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2015, 10.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 2.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At August 31, 2015, the aggregate value of these securities is $4,388,687 or 5.6% of the Trust’s net assets applicable to common shares.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	When-issued security.

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,312,467.

(6)	Non-income producing.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$98,892,312

Gross unrealized appreciation	$11,751,562
Gross unrealized depreciation	(290,334)

Net unrealized appreciation	$11,461,228

A summary of open financial instruments at August 31, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/15	29 U.S. Long Treasury Bond	Short	$(4,481,578)	$(4,484,125)	$(2,547)

At August 31, 2015, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At August 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $2,547.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2015, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$127,520,012	$—	$127,520,012
Miscellaneous	—	723,528	—	723,528
Total Investments	$—	$128,243,540	$—	$128,243,540

Liability Description
Futures Contracts	$(2,547)	$—	$—	$(2,547)
Total	$(2,547)	$—	$—	$(2,547)

Level 3 investments at the beginning and/or end of the period in relation to net assets applicable to common shares were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended August 31, 2015 is not presented.

At August 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 26, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 26, 2015